Earnings Per Share - Summary of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Net income	$ 49,978,247	$ 50,157,772	$ 71,134,002	[1]
Weighted average number of shares outstanding, basic	34,499,909	29,933,920	18,601,539
Weighted average number of shares outstanding, diluted	36,230,221	33,010,419	22,933,671
Earnings per share, basic	$ 1.35	$ 1.54	$ 3.22
Earnings per share, diluted	$ 1.29	$ 1.4	$ 2.93
Basic EPS [Member]
Class of Stock [Line Items]
Net income	$ 49,978,247	$ 50,157,772	$ 71,134,002
Less: Cumulative dividends on preferred shares	(1,740,983)	(1,740,983)	(2,130,254)
Less: Deemed divided from conversion of the Series C Preferred Shares (Note 9)			(6,507,789)
Less: Undistributed earnings allocated to non-vested shares	(1,675,770)	(2,311,172)	(2,508,399)
Net (loss)/income attributable to common shareholders, basic	$ 46,561,494	$ 46,105,617	$ 59,987,560
Weighted average number of shares outstanding, basic	34,499,909	29,933,920	18,601,539
Earnings per share, basic	$ 1.35	$ 1.54	$ 3.22
Diluted EPS [Member]
Class of Stock [Line Items]
Net income	$ 49,978,247	$ 50,157,772	$ 71,134,002
Less: Cumulative dividends on preferred shares	(1,740,983)	(1,740,983)	(1,740,983)
Less: Undistributed earnings allocated to non-vested shares	(1,598,389)	(2,105,141)	(2,276,360)
Net (loss)/income attributable to common shareholders, basic	$ 46,638,875	$ 46,311,648	$ 67,116,659
Weighted average number of shares outstanding, basic	34,499,909	29,933,920	18,601,539
Options to purchase common shares (Note 10)	252,695	323,283	97,318
Warrants (Note 8)	1,477,617	2,753,216
Series C Preferred Shares (Note 9)		0	4,234,814
Effect of dilutive shares	1,730,312	3,076,499	4,332,132
Weighted average number of shares outstanding, diluted	36,230,221	33,010,419	22,933,671
Earnings per share, diluted	$ 1.29	$ 1.4	$ 2.93

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)